Amounts receivable (Tables)	12 Months Ended
Dec. 31, 2025
Trade and other receivables [abstract]
Disclosure of detailed information about amounts receivable [Table Text Block]
	December 31, 2025	December 31, 2024
Trade receivables (note 22(b))	$3,412	$5,471
Current taxes recoverable - Brazil	7,272	4,171
Current taxes recoverable - Other	50	71
Other receivables	331	28
Total	$11,065	$9,741